Note 21 - Subsequent Events	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Subsequent Events [Text Block]
21.
Subsequent Events:

(a)
Declaration and payment of dividends (common stock):
On
January 3, 2020
,
the Company declared a dividend for the quarter ended
December 31, 2019,
of
$0.10
per share on its common stock, which was paid on
February 5, 2020
,
to stockholders of record of common stock as of
January 21, 2020
.

(b)
Declaration and payment of dividends (preferred stock Series B, Series C, Series D and Series E):
On
January 3, 2020
,
the Company declared a dividend of
$0.476563
per share on its Series B Preferred Stock, a dividend of
$0.531250
per share on its Series C Preferred Stock, a dividend of
$0.546875
per share on its Series D Preferred Stock and a dividend of
$0.554688
per share on its Series E Preferred Stock, which were all paid on
January 15, 2020
to holders of record as of
January 14, 2020
.

(c)	Sale of vessels: On January 16, 2020, the Company contracted to sell Neapolis (Note 6 ), at a price of $3,051. The vessel was delivered to its buyers on January 31, 2020.

(d)	Delivery of vessel: On January 17, 2020, the Company took delivery of the 2009 -built, 4,258 TEU, secondhand containership JPO Virgo .

(e)	Loan prepayment: Following the sale of Neapolis (Note 21 (c)), the Company prepaid on January 24, 2020 the amount of $1,385 related to the term loan discussed in Note 10.A.9.

(f)
New loan agreement and drawdown:
On
February 13, 2020,
the Company entered into a loan agreement with a bank for an amount of up to
$30,000
in order to partly finance the acquisition cost of the vessels
Volans
,
Vulpecula
,
Vela
and
JPO Virgo
(Notes
6
and
21
(d)). On
February 18, 2020,
the Company drew down the amount of
$30,000
in
four
tranches.